3: ANNUAL REPORT February 29, 2000

ANNUAL REPORT February 29, 2000

COPLEY FUND, INC.

A No-Load Fund

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COPLEY FUND, INC.

Copley Financial Services Corp. - Investment Manager

P.O. Box 3287, Fall River, Massachusetts 02722

508-674-8459

April 15, 2000

Dear Fellow Shareholder:

The start of the new millennium for the stock market gives further credence for the structure and viability of Copley Fund, Inc. Copley was created to produce a steady stream of increases in net asset values with a minimum of market risks. Our Fund is not suited for the aggressive investor who wants to achieve huge gains in a short period of time. This entails huge risks as has been evident this past month. The euphoria of huge gains or the trauma of huge losses should not and does not fit the profile of the average Copley investor.

Thus far in the current year we show a gain of one half percent as compared to large losses in the Dow Jones, NASDAQ, S & P 500 and most of the other mutual funds. This was not the case for calendar year 1999 when Copley Fund had a small loss while other averages had gains with the NASDAQ showing huge gains. These gains were accomplished with risks that were far outweighed by the rewards over time. Risk investors sold stocks with good earnings, good growth, and good dividends to buy stocks with no earnings, no visibility, and no liquidity. This bubble had to break somewhat as evidenced by the market performance this past month.

Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings, good growth, and good dividends in increasing amounts. Thus our net asset value is floored by our dividends as we cannot go below the basic yield of our portfolio represent interest rates. Also the thrust of our dividends add to our net asset value every month. Do keep in mind because we do not distribute dividends or capital gains we have on average a 3% difference of net asset value (after taxes to taxable accounts) than most other stock funds, i.e., if a Fund has gained 13% and Copley Fund 10% the two funds are probably equal in the after tax return.

This investment approach which we believe gives us the least amount of risk of most stock funds has led to the following very respectable records:

1984* +23.9%(Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 - 8%

1988 +20%

    +16%(Including a reserve for taxes on

unrealized gains.)

*Calendar Years

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1990 - 2%

1991 +18%

1992 +18%

1993 +10%

1994 -07%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 -0.5% (March 31,2000)

Many of our stocks have acquired or have been acquired by other companies such as Mobil by Exxon, Ameritech by SBC, Connecticut Energy by Energy Ease, Boston Edison by Nstar, New England Electric by a British company, etc.

Many of our stocks are about to be acquired or will acquire other companies such as: Atlantic Richfield by BP Amoco, Connecticut Natural Gas by Energy East, Eastern Utilities by New England Electric, Florida Progress by Carolina Power, US West by QWest, etc. These mergers will lead to increased values per share when completed.

The immediate dangers to the market are margin calls and redemptions in

Index Funds. Many of these NASDAQ investors when called upon to contribute cash to their margin accounts might have to sell stocks thus contributing to future downturns. Index Funds by their structure have no cash. Thus if redemptions occur these Funds must sell stocks to raise cash also contributing to further downturns.

We are continuing to expand our operating division with greater distributions of handbags and shoes. We are also exploring other avenues of expansion and look forward to greater contributions from operations.

Thus we are optimistic for the future of Copley Fund. We believe our sane and logical approach will result in continued increases in value with a minimum of risk.

Our thanks to our Board and our Shareholders for their support throughout our twenty-one years of operations.

Cordially yours,

/s/Irving Levine

Irving Levine

PRESIDENT

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Copley Fund, Inc. Per Share Value

CALENDAR YEARS ENDED DECEMBER 31, 1999

PERIOD ENDED MARCH 31, 2000

Year Per Share Value

1981 4.53

1982 5.43

1983 6.06

1984 7.51

1985 9.36

1986 11.00

1987 10.11

1988 12.12

1989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 34.31 (as of March 31, 2000)

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INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 29, 2000, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the supplementary information for the year then ended. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based upon my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 29, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 29, 2000, the results of its operations and its cash flows, the changes in its net assets, and the supplementary information for the year then ended, in conformity with generally accepted accounting principles.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

April 25, 2000

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COPLEY FUND, INC.

Portfolio of Investments

February 29, 2000

Number of

Shares Value

COMMON STOCKS - 100.00%

DIVERSIFIED UTILITY COMPANIES - 13.68%

Alliant Energy Corp. 20,000 $ 562,500

Dominion Resources 30,000 1,100,625

Eastern Utilities Associates 25,000 776,563

Florida Progress 35,000 1,483,125

FPL Group 55,000 2,124,375

GPU, Inc. 35,000 870,625

LG & E Energy Corp. 80,000 1,760,000

Texas Utilities Co. 25,000 815,625

__________

9,493,438

__________

ELECTRIC AND GAS - 12.94%

American Electric Power 55,000 1,546,875

Carolina Power & Light Co. 40,000 1,190,000

Connectiv, Inc. 32,500 491,250

First Energy Corp. 40,000 747,500

Kansas City Power & Light Co. 40,000 920,000

New Century Energy, Inc. 45,000 1,217,813

SCANA, Corp. 50,000 1,190,625

Sempra Energy, Inc. 45,000 810,000

UtilCorp United, Inc. 45,000 736,875

Western Resources, Inc. 8,511 131,389

___________

8,982,327

-----------

ELECTRIC POWER COMPANIES - 12.74%

Allegheny Energy, Inc. 45,000 1,172,813

Ameren Corporation 50,000 1,500,000

DTE Energy Co. 55,000 1,660,313

Nstar 16,242 664,907

New England Electric System 35,000 1,890,000

Pennsylvania Power & Light Co. 50,000 1,006,250

PECO Energy Co. 11,600 437,900

Potomac Electric Power Co. 25,000 507,813

___________

8,839,996

-----------

Continued

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

Portfolio of Investments

February 29, 2000

(Continued)

Number of

Shares Value

_________ ------

GAS UTILITIES & SUPPLIES - 14.76%

CTG Resources, Inc. 27,000 $ 999,000

Delta Natural Gas Co. 15,000 217,500

Eastern Enterprises, Inc. 34,962 2,023,426

Energy East Corp 36,400 764,400

Keyspan Energy Corp 40,000 815,000

New Jersey Resources Corp 25,000 928,125

Northwest Natural Gas Co. 30,000 585,000

Peoples Energy Corp. 25,000 723,438

Washington Gas Light Co. 33,000 787,875

Wicor, Inc. 80,000 2,405,000

___________

10,248,764

HYDRO ELECTRIC - 1.38%

IDA Corp 30,000 956,250

___________

DRUG COMPANIES - 9.57%

Bristol Myers Squibb Co. 100,000 5,681,250

Pfizer, Inc. 30,000 963,750

___________

6,645,000

BANKING - 3.27%

J.P. Morgan & Co. 10,000 1,111,250

PNC Bank Corporation 30,000 1,160,625

___________

2,271,875

INSURANCE - 1.47%

Gallagher, Arthur J. & Company 20,000 1,022,500

-----------

OILS - 10.01%

Atlantic Richfield Corp. 15,000 1,065,000

Exxon-Mobile Corp. 53,043 3,994,801

Sunoco 18,996 468,964

Texaco, Inc. 30,000 1,423,125

-----------

6,951,890

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2000

(Continued)

Number of

Shares Value

--------- --------

RETAIL - 1.63%

Penny (J.C.), Inc. 10,000 157,500

Wal-Mart Stores, Inc. 20,000 973,750

-----------

1,131,250

TELEPHONE - 18.65%

American Telephone & Telegraph 22,500 1,112,344

Bell Atlantic Corp. 94,232 4,611,479

Bell South Corp. 20,000 815,000

SBC Communications, Inc. 118,946 4,519,948

U S West Communications

Group, Inc. 25,000 1,815,625

-----------

$12,874,396

Total value of investments (Cost $39,399,793) 69,417,686

Excess of cash and other assets over liabilities 2,304,922

-----------

NET ASSETS $71,722,608

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 29,2000

Assets

Investments in securities, at value

(identified cost $39,399,764)(Note 1) $ 69,417,686

Cash 2,348,719

Receivables:

Subscriptions $ 9,591

Trade (Notes 5 & 6) 79,274

Dividends and interest 178,886 267,751

----------

Inventory (Notes 1, 5, & 6) 264,392

------------

Total Assets 72,298,548

Liabilities

Payables:

Trade 14,980

Accrued income taxes - current 40,929

Accrued expenses 55,468

Deferred income taxes (Notes 1 & 2) 464,563

----------

Total Liabilities 575,940

Commitments and Contingencies (Note 7)

Net Assets $ 71,722,608

============

Net assets consist of:

Capital paid in $ 16,404,805

Undistributed net investment and

operating income 26,901,661

Accumulated net realized loss on

investment transactions (1,601,751)

Net unrealized appreciation in value

of investments (Note 2) 30,017,893

------------

Total $ 71,722,608

============

Net Asset Value, Offering and Redemption

Price Per Share (2,263,991 shares of

$1.00 par value capital stock outstanding) $ 31.68

============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended February 29, 2000

INVESTMENT INCOME (Note 1)

Income

Dividends $ 3,208,987

Interest 174,201

-----------

Investment income $ 3,383,188

Expenses

Investment advisory fee (Note 5) 594,978

Professional fees 82,935

Custodian fees 35,601

Shareholder servicing costs 33,639

Printing 19,556

Postage and shipping 7,625

Accounting and pricing service costs 40,500

Directors fees 24,123

Blue Sky fees 14,405

Telephone 4,768

Insurance 36,500

Office expense and miscellaneous 5,194

-----------

Investment expenses 899,824

Less: Investment advisory

fee waived 60,000 839,824

----------- -----------

Net investment income

before income taxes 2,543,364

OPERATING PROFIT (Notes 2, 5, & 7)

Gross profit 42,521

Less: Operating expenses 31,068

-----------

Net operating profit before

income taxes 11,453

NET INVESTMENT AND OPERATING INCOME

BEFORE INCOME TAXES 2,554,817

Less provision for income taxes (Notes

2 and 7) 165,234

-----------

Net investment and operating

income 2,389,583

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized gain from investment transactions

during the year 974,868

Decrease in unrealized appreciation of

investments during current year (8,033,996)

-----------

Net realized and unrealized gain/loss

on investments (7,059,128)

-----------

NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS $(4,669,545)

===========

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

February 29, February 28,

2000 1999

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment and operating income $2,389,583 $ 2,532,378

Net realized gain (loss) on investment

transactions 974,868 (234,435)

Net change in unrealized appreciation

on investments (8,033,996) 2,071,802

----------- -----------

Increase (decrease) in net assets

resulting from operations (4,669,545) 4,369,745

NET EQUALIZATION (DEBITS) CREDITS (Note 1) (6,428,889) 7,254

CAPITAL SHARE TRANSACTIONS (Note 3)

Increase (decrease) in net assets

resulting from capital share transactions (4,270,627) 1,741

------------ ------------

Total increase (decrease) in net

assets (15,369,061) 4,378,740

NET ASSETS

Beginning of year 87,091,669 82,712,929

----------- -----------

End of Year (including undistributed

net investment and operating income

of $26,901,661 and $30,902,222 ,

respectively) $71,722,608 $87,091,669

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Year Ended February 29, 2000

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 3,422,622

Proceeds from disposition of long-term

portfolio investments 9,469,396

Receipts from customers 214,876

Payments of taxes, net (48,733)

Expenses paid (831,275)

Purchase of long-term portfolio investments (5,371,996)

Payments to suppliers (249,344)

------------

Net cash provided by operating activities 6,605,546

============

Cash flows provided by financing activities

Fund shares sold 1,772,927

Fund shares repurchased (11,863,735)

------------

Net cash used by financing activities (10,090,808)

============

Net decrease in cash (3,485,262)

Cash at beginning of year 5,833,981

------------

Cash as of February 29, 2000 $ 2,348,719

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting

from operations $(4,669,545)

-----------

Decrease in investments 11,336,724

Decrease in dividends and interest receivable 30,420

Increase in receipts from customers (70,639)

Increase in inventory (55,086)

Increase in income taxes payable-current 25,646

Increase in other assets 414

Increase in accrued expenses 7,612

-----------

Total adjustments 11,275,091

-----------

Net cash provided by operating activities $ 6,605,546

===========

The accompanying notes are an integral part of the financial statements.

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COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular federal tax liability.......... $ 59,170

State tax liability ................... 15,210

Deferred Taxes......................... 90,854

----------

$ 165,234

==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $1,742,608, consisting of $464,563 accumulated general liability and a cumulative alternative minimum tax carryover of $1,278,045. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation will not be subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current year, the regular federal tax liability was reduced by $201,673 and the state tax liability was reduced by $27,941 due to alternative minimum tax carryovers.

The Fund has $1,601,751 in accumulated capital loss carryforwards which expires as follows: $1,367,316 on February 28, 2003 and $234,435 on February 29, 2004.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal guidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 29, 2000 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

February 29, 2000 February 28, 1999

Shares Amount Shares Amount

Shares sold 51,710 $ 1,874,660 154,149 $5,345,010

Shares repurchased (333,009) (12,574,176) (155,053) (5,336,015)

--------- ------------ --------- -------------

Net Change (281,299) $(10,669,516) (904) $ 8,995

========= ============ ========= =============

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(Continued)

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States government obligations and short-term notes, aggregated $5,371,996 and $9,469,396, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 29, 2000, the fee for investment advisory service totaled $594,978, less fees of $60,000 voluntarily waived. Also, during the period unaffiliated directors received $14,405 in directors' fees.

The Fund's operating division, which imports merchandise for resale, places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $279,248 during the period. An amount of $79,274 is receivable in respect of these sales as of February 29, 2000.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit is available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

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STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last eight years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Ten Year Cumulative Return

1990 1991 1992 1993 1994 1995 1996 1997 1998 1999

Copley Fund, Inc. 10,550 11,679 15,253 14,857 15,228 17,953 19,310 23,544 24,806 23,297

S&P 500 Index 12,700 11,811 14,882 15,478 16,598 22,259 27,100 36,142 45,781 51,269

Wilshire 5000 9,070 11,738 12,543 13,625 13,284 17,722 21 071 27,224 33,132 40,454

Assumes $10,000 invested on January 1, 1990 in each of (i) the Fund's Stock; (ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders. Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

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

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

__________________________________________________________________________________________________

February February February February February February February February February February

29, 2000 28, 1999 28, 1998 28, 1997 29, 1996 28, 1995 28, 1994 28, 1993 29, 1992 28, 1991

Investment and

Operating Income $1.412 $1.386 $1.371 $1.368 $1.302 $1.194 $1.099 $1.089 $1.113 $1.079

Expenses

(Including Taxes) 0.421 0.391 0.490 0.471 0.431 0.405 0.509 0.380 0.371 0.341

Net Investment

And Operating

Income 0.991 0.995 0.881 0.897 0.871 0.789 0.590 0.709 0.742 0.738

Net Realized and

Unrealized Gain

(Loss) on

Investments -2.940 0.722 4.885 0.952 2.840 -0.368 -1.130 3.031 0.803 0.008

Change in Accoun-

ting Estimate 1.150 _____ ______

Net Increase

(Decrease) in

Net Asset Value -1.949 1.717 5.766 1.849 3.711 0.421 -0.540 4.89 0 1.545 0.746

Net Asset Value

Beginning of

Period(1) 33.779 32.062 26.296 24.447 20.736 20.315 20.855 15.965 14.420 13.674

End of Period(1) $31.830 $33.779 $32.062 $26.296 $24.447 $20.736 $20.315 $20.855 15.965 14.420

======= ======= ======= ======= ======= ======= ======= ======= ======= =======

Average Annual

Total Return -6.08% 5.36% 21.93% 7.56% 17.89% 2.50% -2.60% 30.60% 10.70% 5.50%

Ratio to Average

Net Assets:

Investment

Expenses (Exclud-

ing Taxes) 1.06% 0.97% 0.95% 1.00% 1.03% 1.09% 1.51% 1.14% 1.38% 1.50%

Net Investment

And Operating

Income 3.01% 2.98% 3.00% 3.51% 4.79% 3.84% 2.88% 5.93% 4.86% 5.34%

Portfolio

Turnover 6.77% 2.49% 43.01% 9.15% 4.79% 31.00% 10.00% 5.00% 7.00% 16.00%

Number of

Shares Outstan-

ding at End of

Period (in

Thousands) 2,264 2,545 2,546 2,794 3,161 3,686 3,986 1,945 1,981 1,940

(1) Based upon average number of shares.


COPLEY FUND, INC. Annual Report

A No-Load Fund February 29, 2000

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

American Data Services, Inc.

PO Box 5536

Hauppauge, NY 11788-0132 COPLEY FUND, INC.

Tel. (877) 881-2751 A No-Load Fund

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646